VCC Mortgage Securities, LLC ABS-15G

Exhibit 99.18

Loan ID	Seller Loan ID	Alt Loan ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX		730942	Amortization Term	notePage	360	240	Methodology Difference
XXXX		892905	Amortization Term	notePage	360	300	Methodology Difference
XXXX		563443	Amortization Term	notePage	360	240	Methodology Difference
XXXX		128394	Amortization Term	notePage	360	300	Methodology Difference
XXXX		475154	Amortization Term	notePage	360	240	Methodology Difference
XXXX		470109	Vested Business Entity Name	notePage	Per Audit	Per Tape	Audit value pulled from Note. Loan dropped from deal unable to clear.